SEGMENT INFORMATION (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Operations by reportable segment
Revenues, Net	$ 181,984	$ 200,898
Cost of Goods Sold	105,024	103,505
Gross Profit	76,960	97,393
Operating Expenses:
General and Administrative	64,098	60,126
Sales and Marketing	2,669	2,418
Professional Fees	9,062	7,768
Depreciation and Amortization	15,764	15,044
Impairment Expense for Intangible Assets	1,900	6,300
Income (Loss) from Operations	(16,533)	5,737
Other (Income) Expense:
Interest Expense	7,058	9,184
Interest Income	(288)	0
Gain on Equity Method Investments	(84)	(14)
(Gain) Loss on Change in Fair Value of Derivative Asset and Liability	(2,070)	690
Loss on Extinguishment of Debt	292	0
Gain on Change in Fair Value of Contingent Liabilities and Shares Payable	0	(13,724)
Other (Income) Expense, Net	(8,563)	(238)
Total Other (Income) Expense, Net	485	(5,482)
Income (Loss) from Operations Before Provision for Income Taxes	(17,018)	11,219
TOTAL ASSETS	318,557	310,502
Corporate & Other
Operations by reportable segment
Revenues, Net	0	0
Cost of Goods Sold	0	0
Gross Profit	0	0
Operating Expenses:
General and Administrative	34,938	33,105
Sales and Marketing	496	472
Professional Fees	8,632	7,488
Depreciation and Amortization	1,010	1,018
Impairment Expense for Intangible Assets	1,900	6,300
Income (Loss) from Operations	(46,976)	(48,383)
Other (Income) Expense:
Interest Expense	3,635	8,911
Interest Income	0
Gain on Equity Method Investments	(84)	(14)
(Gain) Loss on Change in Fair Value of Derivative Asset and Liability	(417)	690
Loss on Extinguishment of Debt	292
Gain on Change in Fair Value of Contingent Liabilities and Shares Payable		(13,724)
Other (Income) Expense, Net	(2,507)	9
Total Other (Income) Expense, Net	1,753	(5,508)
Income (Loss) from Operations Before Provision for Income Taxes	(48,729)	(42,875)
TOTAL ASSETS	33,395	36,121
Retail | Operating Segments
Operations by reportable segment
Revenues, Net	48,243	43,816
Cost of Goods Sold	24,942	23,053
Gross Profit	23,301	20,763
Operating Expenses:
General and Administrative	14,103	13,621
Sales and Marketing	1,796	1,780
Professional Fees	17	37
Depreciation and Amortization	1,464	1,509
Impairment Expense for Intangible Assets	0	0
Income (Loss) from Operations	5,921	3,816
Other (Income) Expense:
Interest Expense	126	159
Interest Income	0
Gain on Equity Method Investments	0	0
(Gain) Loss on Change in Fair Value of Derivative Asset and Liability	0	0
Loss on Extinguishment of Debt	0
Gain on Change in Fair Value of Contingent Liabilities and Shares Payable		0
Other (Income) Expense, Net	(2,544)	(405)
Total Other (Income) Expense, Net	(2,418)	(246)
Income (Loss) from Operations Before Provision for Income Taxes	8,339	4,062
TOTAL ASSETS	18,411	26,216
Wholesale Biomass | Operating Segments
Operations by reportable segment
Revenues, Net	114,233	139,086
Cost of Goods Sold	66,039	66,973
Gross Profit	48,194	72,113
Operating Expenses:
General and Administrative	13,132	12,083
Sales and Marketing	322	128
Professional Fees	407	206
Depreciation and Amortization	12,375	11,723
Impairment Expense for Intangible Assets	0	0
Income (Loss) from Operations	21,958	47,973
Other (Income) Expense:
Interest Expense	3,183	92
Interest Income	(288)
Gain on Equity Method Investments	0	0
(Gain) Loss on Change in Fair Value of Derivative Asset and Liability	(1,653)	0
Loss on Extinguishment of Debt	0
Gain on Change in Fair Value of Contingent Liabilities and Shares Payable		0
Other (Income) Expense, Net	(2,039)	109
Total Other (Income) Expense, Net	2,509	201
Income (Loss) from Operations Before Provision for Income Taxes	19,449	47,772
TOTAL ASSETS	249,120	235,576
CPG | Operating Segments
Operations by reportable segment
Revenues, Net	19,508	17,996
Cost of Goods Sold	14,043	13,479
Gross Profit	5,465	4,517
Operating Expenses:
General and Administrative	1,925	1,317
Sales and Marketing	55	38
Professional Fees	6	37
Depreciation and Amortization	915	794
Impairment Expense for Intangible Assets	0	0
Income (Loss) from Operations	2,564	2,331
Other (Income) Expense:
Interest Expense	114	22
Interest Income	0
Gain on Equity Method Investments	0	0
(Gain) Loss on Change in Fair Value of Derivative Asset and Liability	0	0
Loss on Extinguishment of Debt	0
Gain on Change in Fair Value of Contingent Liabilities and Shares Payable		0
Other (Income) Expense, Net	(1,473)	49
Total Other (Income) Expense, Net	(1,359)	71
Income (Loss) from Operations Before Provision for Income Taxes	3,923	2,260
TOTAL ASSETS	$ 17,631	$ 12,589